UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

j.p. morgan acceptance corporation ii

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Seasoned Mortgage Trust 2025-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Amie Davis, (212) 623-7441
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

In addition, this Form ABS-15G is supplemented by the Form ABS-15G filed by J.P. Morgan Acceptance Corporation II with Accession Number: the Form ABS-15G filed with Accession Number: 0000905148-18-000839 (the “JPMMT 2018-LTV1 Prior Filing”), the Form ABS-15G filed with Accession Number: 0000905148-19-000520 (the “JPMMT 2019-3 Prior Filing”), and the Form ABS-15G filed with Accession Number: 0001104659-20-019857 (the “JPMMT 2020-INV1 Filing,” and together with the JPMMT 2018-LTV1 Prior Filing and the JPMMT 2019-3 Prior Filing, the “Prior Filings”). The Prior Filings provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the JPMMT 2018-LTV1, JPMMT 2019-3, and JPMMT 2020-INV1 transactions (“Prior Transactions”). The Prior Filings for the Prior Transactions are incorporated by reference solely to the extent they relate to such mortgage loans that were included in the Prior Transactions and will be included in the JPSMT 2025-1 transaction, as further detailed below:

Prior Transactions	Investor Loan Number / Previously Securitized Mortgage Loan ID
JPMMT 2018-LTV1	300831978, 300786062, 300820229, 300863008, 300845966, 300860592, 300822480, 300861170, 300866832, 300861169
JPMMT 2019-3	300905792, 301069084, 301069644, 300913529, 301067021
JPMMT 2020-INV1	301526583, 301526326, 301514190

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Form ABS Due Diligence-15E
99.2	AMC Data Compare
99.3	AMC Exception Report
99.4	AMC Rating Agency Grades
99.5	AMC Valuation Summary
99.6	AMC Title Diligence Summary
99.7	AMC Title Diligence Exceptions Report
99.8	Clayton Services LLC (“Clayton”) Due Diligence Narrative
99.9	Clayton Data Compare
99.10	Clayton Exception Report
99.11	Clayton Rating Agency Grades
99.12	Clayton Valuation Summary
99.13	Consolidated Analytics, Inc. (“Consolidated Analytics”) Due Diligence Narrative
99.14	Consolidated Analytics Data Compare
99.15	Consolidated Analytics Exception Report
99.16	Consolidated Analytics Rating Agency Grades
99.17	Consolidated Analytics Valuation Summary
99.18	Covius Real Estate Services, LLC (“Covius”) Due Diligence Narrative
99.19	Covius Tape Compare
99.20	Covius Exceptions Report
99.21	Covius Grades Report
99.22	Covius Valuation Report
99.23	Digital Risk, LLC (“Digital Risk”) Due Diligence Narrative
99.24	Digital Risk Data Integrity Report
99.25	Digital Risk Rebuttal Findings Report
99.26	Digital Risk Rating Agency Report
99.27	Digital Risk Valuation Report
99.28	Wipro Opus Risk Solutions, LLC (“Opus”) Due Diligence Narrative
99.29	Opus Data Compare
99.30	Opus Exception Report
99.31	Opus Rating Agency Grades
99.32	Opus Valuation Summary
99.33	List of Mortgage Loans (“2013 and 2014 Mortgage Loans”) Included in Legacy Unfiled JPMorgan Diligence Report
99.34	Legacy Unfiled JPMorgan Diligence Report for 2013 and 2014 Mortgage Loans

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

j.p. morgan acceptance corporation ii

(Depositor)

Date: May 15, 2025	By:	/s/ Michael Brown
	Name:	Michael Brown
	Title:	Chief Executive Officer (Senior Officer in charge of securitization)